Share-Based Compensation - Summary of Status of NES and its Changes (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Equity [Abstract]
NES outstanding at June 1, 2010	521,000	1,103,368	2,052,808
Granted	2,165,525	811,020
Vested	(1,054,962)	(1,353,548)	(914,080)
Forfeited	(120,593)	(39,840)	(35,360)
NES outstanding at May 31, 2011	1,510,970	521,000	1,103,368	2,052,808
NES vested and expect to vest at May 31, 2013	1,410,270
Granted	$ 12.97	$ 25.11
Vested	$ 15.84	$ 20.35	$ 13.61
Forfeited	$ 14.40	$ 24.25	$ 19.93
NES outstanding at June 1, 2010	$ 13.45	$ 20.47	$ 17.05	$ 15.57
NES vested and expect to vest at May 31, 2013	$ 13.47